Large Cap Value
Rydex | SGI Large Cap Value Fund
Investment Objective
The Large Cap Value Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Large Cap Value	Large Cap Value - A	Large Cap Value - B		Large Cap Value - C
Maximum Sales Charge (Load) Imposed on Purchases	4.75%		[1]	none
Maximum Deferred Sales Charge (Load)	none	5.00%		1.00%	[2]
[1]	Closed to new subscriptions
[2]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Value		Large Cap Value - A	Large Cap Value - B	Large Cap Value - C
Management fees		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.69%	0.68%	0.68%
Total annual fund operating expenses		1.59%	2.33%	2.33%
Fee waiver (and/or expense reimbursement)	[1]	(0.44%)	(0.43%)	(0.43%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.15%	1.90%	1.90%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Large Cap Value (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Large Cap Value - A	587	912	1,260	2,239
Large Cap Value - B	693	986	1,406	2,445
Large Cap Value - C	293	686	1,206	2,633

Expense Example, No Redemption Large Cap Value (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Large Cap Value - A	587	912	1,260	2,239
Large Cap Value - B	193	686	1,206	2,445
Large Cap Value - C	193	686	1,206	2,633

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and
U.S. dollar-denominated foreign issuers, and American Depositary Receipts
("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index.
Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on
Invested Capital) over time. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the
Investment Manager's expectations, among other reasons.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

 Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2009         19.19%

Lowest Quarter Return
4Q 2008         -23.63%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Large Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.51%	1.28%	3.26%
Large Cap Value - A	Class A Return before taxes	7.68%	1.31%	1.61%
Large Cap Value - A After Taxes on Distributions	Class A Return after taxes on distributions	7.53%	0.98%	1.40%
Large Cap Value - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	4.99%	1.00%	1.30%
Large Cap Value - B	Class B	9.52%	1.96%	1.69%
Large Cap Value - C	Class C	12.43%	1.66%	1.36%

The Dreyfus Companies served as the sub-adviser to the Fund between January 1,
2001 and July 1, 2005. Since then, advisory services have been provided by the
Investment Manager.

Large Cap Core
Rydex | SGI Large Cap Core Fund
Investment Objective
The Large Cap Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Large Cap Core	Large Cap Core - A	Large Cap Core - B		Large Cap Core - C
Maximum Sales Charge (Load) Imposed on Purchases	4.75%		[1]	none
Maximum Deferred Sales Charge (Load)	none	5.00%		1.00%	[2]
[1]	Closed to new subscriptions
[2]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Core	Large Cap Core - A	Large Cap Core - B	Large Cap Core - C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.43%	0.42%	0.43%
Total annual fund operating expenses	1.43%	2.17%	2.18%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Large Cap Core (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Large Cap Core - A	614	906	1,219	2,107
Large Cap Core - B	720	979	1,364	2,313
Large Cap Core - C	321	682	1,169	2,513

Expense Example, No Redemption Large Cap Core (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Large Cap Core - A	614	906	1,219	2,107
Large Cap Core - B	220	679	1,164	2,313
Large Cap Core - C	221	682	1,169	2,513

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary
Receipts ("ADRs") and convertible securities, of companies that, when purchased, have market capitalizations that are  $5 billion or greater. The Fund's index is the S&P 500 Index, which is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC (the "Investment Manager") and approximately
50% of its total assets to a Large Cap Value strategy also managed by the
Investment Manager.

The Investment Manager manages its allocation of the Fund's assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Fund's strategies promptly to the extent the percentage of the Fund's assets allocated to either strategy equals or exceeds
60% of the Fund's total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Fund could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager's efforts to maintain assets between the two strategies at the targeted percentages, the Investment
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks and may invest in a limited number of industries or industry sectors, including the technology sector.
Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC
(Return on Invested Capital) over time. The Fund typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the
Investment Manager's expectations.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
3Q 2009        16.38%

Lowest Quarter Return
4Q 2008       -22.03%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Large Cap Core	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Large Cap Core - A	Class A Return before taxes	8.96%	(1.41%)	(1.67%)
Large Cap Core - A After Taxes on Distributions	Class A Return after taxes on distributions	8.85%	(2.37%)	(2.31%)
Large Cap Core - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	5.82%	(1.32%)	(1.48%)
Large Cap Core - B	Class B	9.86%	(1.25%)	(1.71%)
Large Cap Core - C	Class C	13.78%	(0.93%)	(1.83%)

All Cap Value | All Cap Value - C
Rydex | SGI All Cap Value Fund
Investment Objective
The All Cap Value Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		All Cap Value All Cap Value - C
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)	[1]	1.00%
[1]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		All Cap Value All Cap Value - C
Management fees		0.70%
Distribution and service (12b-1) fees		1.00%
Other expenses		2.77%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses		4.48%
Fee waiver (and/or expense reimbursement)	[1]	(2.46%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		2.02%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All Cap Value All Cap Value - C	305	1,133	2,070	4,456

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
All Cap Value All Cap Value - C	205	1,133	2,070	4,456

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000
Value Index measures the performance of the broad value segment of the U.S.
equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns All Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
All Cap Value - C	Class C	15.14%	9.06%	Oct 3, 2008
All Cap Value - C Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	16.22%	6.19%	Oct 3, 2008

All Cap Value | All Cap Value - A
Rydex | SGI All Cap Value Fund
Investment Objective
The All Cap Value Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	All Cap Value All Cap Value - A
Maximum Sales Charge (Load) Imposed on Purchases	4.75%
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		All Cap Value All Cap Value - A
Management fees		0.70%
Distribution and service (12b-1) fees		0.25%
Other expenses		2.76%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses		3.72%
Fee waiver (and/or expense reimbursement)	[1]	(2.45%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.27%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All Cap Value All Cap Value - A	598	1,343	2,106	4,103

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
All Cap Value All Cap Value - A	598	1,343	2,106	4,103

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000
Value Index measures the performance of the broad value segment of the U.S.
equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
2Q 2009          20.44%

Lowest Quarter Return
2Q 2010      -11.02%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns All Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
All Cap Value - A	Class A Return before taxes	10.36%	7.03%	Oct 3, 2008
All Cap Value - A Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	16.22%	6.19%	Oct 3, 2008
All Cap Value - A After Taxes on Distributions	Class A Return after taxes on distributions	9.16%	6.48%	Oct 3, 2008
All Cap Value - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	7.52%	5.84%	Oct 3, 2008

All Cap Value | All Cap Value - Institutional
Rydex | SGI All Cap Value Institutional Fund
Investment Objective
The All Cap Value Institutional Fund seeks long-term
growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	All Cap Value All Cap Value - Institutional
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		All Cap Value All Cap Value - Institutional
Management fees		0.70%
Distribution and service (12b-1) fees		none
Other expenses		2.78%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses		3.49%
Fee waiver (and/or expense reimbursement)	[1]	(2.47%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.02%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All Cap Value All Cap Value - Institutional	104	841	1,600	3,601

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000 Value
Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts (" ADRs ") , preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.
 Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return 2Q 2009   20.54% Lowest Quarter Return 2Q 2010   -10.86%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns All Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
All Cap Value - Institutional	Institutional Fund Return before taxes	17.41%	10.20%	Oct 3, 2008
All Cap Value - Institutional Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	16.22%	6.19%	Oct 3, 2008
All Cap Value - Institutional After Taxes on Distributions	Institutional Fund Return after taxes on distributions	16.08%	9.54%	Oct 3, 2008
All Cap Value - Institutional After Taxes on Distributions and Sales	Institutional Fund Return after taxes on distributions and sale of fund shares	12.14%	8.51%	Oct 3, 2008

Alpha Opportunity | Alpha Opportunity - C
Rydex | SGI Alpha Opportunity Fund
Investment Objective
The Alpha Opportunity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Alpha Opportunity Alpha Opportunity - C
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)	[1]	1.00%
[1]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpha Opportunity Alpha Opportunity - C
Management fees		1.25%
Distribution and service (12b-1) fees		1.00%
Other expenses		1.98%
Acquired fund fees and expenses		0.05%
Total annual fund operating expenses		4.33%
Fee waiver (and/or expense reimbursement)	[1]	(1.47%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		2.86%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alpha Opportunity Alpha Opportunity - C	389	1,180	2,082	4,392

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alpha Opportunity Alpha Opportunity - C	289	1,180	2,082	4,392

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, approximately (1)  37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Fund's sub-adviser, (2)  37.5% of its total assets , managed directly by Security Investors, LLC (the "Investment
Manager"), according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3)  25% of its
total assets, also managed directly by Security Investors, LLC (the "Investment
Manager"), in a portfolio of equity securities, equity derivatives and fixed income securities (the " Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500
Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the
Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in
addition to American Depositary Receipts   ( ADRs ) . ADRs are
dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short
Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Fund pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs)
and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short   Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio , the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Fund's performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio this portion of the Fund's portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P
500 Index, the Fund may invest in a "basket" of S&P 500 stocks. The S&P 500
Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S.
common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

 Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling
1-800-888-2461.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Alpha Opportunity	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alpha Opportunity - C	Class C	21.63%	4.99%		8.03%	Jul 7, 2003
Alpha Opportunity - C S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.14%

Effective August 18, 2008, certain changes to Alpha Opportunity Fund's principal investment strategies, management fees and advisers became effective.

Alpha Opportunity | Alpha Opportunity - B
Rydex | SGI Alpha Opportunity Fund
Investment Objective
The Alpha Opportunity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Alpha Opportunity Alpha Opportunity - B
Maximum Sales Charge (Load) Imposed on Purchases	[1]
Maximum Deferred Sales Charge (Load)		5.00%
[1]	Closed to new subscriptions

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpha Opportunity Alpha Opportunity - B
Management fees		1.25%
Distribution and service (12b-1) fees		1.00%
Other expenses		1.97%
Acquired fund fees and expenses		0.05%
Total annual fund operating expenses		4.32%
Fee waiver (and/or expense reimbursement)	[1]	(1.46%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		2.86%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alpha Opportunity Alpha Opportunity - B	789	1,478	2,278	4,228

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alpha Opportunity Alpha Opportunity - B	289	1,178	2,078	4,228

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, approximately (1)  37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Fund's sub-adviser, (2)  37.5% of its total assets , managed directly by Security Investors, LLC (the "Investment
Manager"), according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3)  25% of its
total assets, also managed directly by Security Investors, LLC (the "Investment
Manager"), in a portfolio of equity securities, equity derivatives and fixed income securities (the " Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500
Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the
Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in
addition to American Depositary Receipts   ( ADRs ) . ADRs are
dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short
Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Fund pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs)
and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short   Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio , the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Fund's performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio this portion of the Fund's portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P
500 Index, the Fund may invest in a "basket" of S&P 500 stocks. The S&P 500
Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S.
common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

 Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling
1-800-888-2461.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Alpha Opportunity	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alpha Opportunity - B	Class B	17.34%	4.69%		8.03%	Jul 7, 2003
Alpha Opportunity - B S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.14%

Effective August 18, 2008, certain changes to Alpha Opportunity Fund's principal investment strategies, management fees and advisers became effective.

Alpha Opportunity | Alpha Opportunity - A
Rydex | SGI Alpha Opportunity Fund
Investment Objective
The Alpha Opportunity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpha Opportunity Alpha Opportunity - A
Maximum Sales Charge (Load) Imposed on Purchases	4.75%
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpha Opportunity Alpha Opportunity - A
Management fees		1.25%
Distribution and service (12b-1) fees		0.25%
Other expenses		1.96%
Acquired fund fees and expenses		0.05%
Total annual fund operating expenses		3.56%
Fee waiver (and/or expense reimbursement)	[1]	(1.45%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		2.11%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alpha Opportunity Alpha Opportunity - A	679	1,387	2,115	4,030

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Alpha Opportunity Alpha Opportunity - A	679	1,387	2,115	4,030

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, approximately (1)  37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Fund's sub-adviser, (2)  37.5% of its total assets , managed directly by Security Investors, LLC (the "Investment
Manager"), according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3)  25% of its
total assets, also managed directly by Security Investors, LLC (the "Investment
Manager"), in a portfolio of equity securities, equity derivatives and fixed income securities (the " Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500
Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the
Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in
addition to American Depositary Receipts   ( ADRs ) . ADRs are
dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short
Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Fund pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs)
and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short   Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of  the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio , the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Fund's performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio this portion of the Fund's portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P
500 Index, the Fund may invest in a "basket" of S&P 500 stocks. The S&P 500
Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S.
common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling
1-800-888-2461.

Highest Quarter Return
3Q 2010       18.70%

Lowest Quarter Return
4Q 2008      -22.65%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Alpha Opportunity	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alpha Opportunity - A	Class A Return before taxes	16.41%	4.56%	8.01%	Jul 7, 2003
Alpha Opportunity - A S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.14%	Jul 7, 2003
Alpha Opportunity - A After Taxes on Distributions	Class A Return after taxes on distributions	16.41%	2.51%	5.70%	Jul 7, 2003
Alpha Opportunity - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	10.66%	2.78%	5.64%	Jul 7, 2003

Effective August 18, 2008, certain changes to Alpha Opportunity Fund's principal investment strategies, management fees and advisers became effective.

Alpha Opportunity | Alpha Opportunity - Institutional
Rydex | SGI Alpha Opportunity Institutional Fund
Investment Objective
The Alpha Opportunity Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpha Opportunity Alpha Opportunity - Institutional
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpha Opportunity Alpha Opportunity - Institutional
Management fees		1.25%
Distribution and service (12b-1) fees		none
Other expenses		2.03%
Acquired fund fees and expenses		0.05%
Total annual fund operating expenses		3.33%
Fee waiver (and/or expense reimbursement)	[1]	(1.47%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.86%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alpha Opportunity Alpha Opportunity - Institutional	189	887	1,609	3,522

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC
("Mainstream" and the "Domestic Long/Short Sub-Portfolio"), the Fund's
sub-adviser; (2) 37.5% of its total assets, managed directly by Security
Investors, LLC (the "Investment Manager"), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the "Global Long/Short
Sub-Portfolio"); and (3) 25% of its total assets, managed directly by the
Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the "Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the
"S&P 500 Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of
Mainstream and the Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/ Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements.
Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short Sub-Portfolio. The Fund pursues its domestic long/ short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds ("ETFs") and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of
Mainstream, the Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. The Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is "derived" from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 equity derivatives, the Investment
Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly.
Obtaining magnified investment exposure on a small investment is referred to as
"leverage," and it can increase the volatility of the Fund's performance.
However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest in a "basket"
of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every
S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the S&P 500 Index, such as Standard & Poor's Depositary
Receipts.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

 Highest Quarter Return
   3Q 2010   18.70%

 Lowest Quarter Return
   2Q 2010   -14.73%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Alpha Opportunity	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Alpha Opportunity - Institutional	Institutional Fund Return before taxes	23.85%	21.97%	Nov 7, 2008
Alpha Opportunity - Institutional S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%			19.26%	Nov 7, 2008
Alpha Opportunity - Institutional After Taxes on Distributions	Institutional Fund Return after taxes on distributions	23.85%	21.97%	Nov 7, 2008
Alpha Opportunity - Institutional After Taxes on Distributions and Sales	Institutional Fund Return after taxes on distributions and sale of fund shares	15.50%	18.97%	Nov 7, 2008

Global
Rydex | SGI Global Fund
Investment Objective
The Global Fund seeks long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global	Global - A	Global - B		Global - C
Maximum Sales Charge (Load) Imposed on Purchases	4.75%		[1]	none
Maximum Deferred Sales Charge (Load)	none	5.00%		1.00%	[2]
[1]	Closed to new subscriptions
[2]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global	Global - A	Global - B	Global - C
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.60%	0.60%	0.61%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.87%	2.62%	2.63%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global - A	656	1,035	1,438	2,561
Global - B	765	1,114	1,590	2,772
Global - C	366	817	1,395	2,964

Expense Example, No Redemption Global (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global - A	656	1,035	1,438	2,561
Global - B	265	814	1,390	2,772
Global - C	266	817	1,395	2,964

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 288 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, in at least three countries, one of which may be the United States. The Fund invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments. Ordinarily, at least 40% of Fund assets, but not less than 30% of Fund assets, will be invested in securities of non-U.S.
issuers. Investments in debt securities may be made when market conditions are uncertain. The Fund may invest in issuers of any size, including small-capitalization issuers. The Fund's index is the MSCI World Index, which is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and
the Far East.

The Fund may also invest a portion of its assets in foreign currencies and derivatives, including options and futures contracts, which may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in emerging market countries.

The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

Security Investors, LLC (the "Investment Manager") manages Fund assets pursuant to a Global Equity strategy that seeks consistent alpha in all market environments. Using a proprietary database composed of 5,000 companies from around the world, the Investment Manager employs a bottom-up stock selection process designed to generate alpha through stock selection while maintaining a globally diversified portfolio.

To lower the risks of foreign investing, such as currency fluctuations, the
Investment Manager generally diversifies the Fund's investments broadly across countries and industries.

Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the
Fund may invest in securities issued by companies from emerging markets.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

 Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2003         20.77%

Lowest Quarter Return
3Q 2002      -18.96%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )
Average Annual Total Returns Global	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI World Index	MSCI World Index (reflects no deductions for fees, expenses, or taxes)	8.95%	3.05%	3.98%
Global - A	Class A Return before taxes	8.25%	0.77%	2.59%
Global - A After Taxes on Distributions	Class A Return after taxes on distributions	8.05%	(0.86%)	1.75%
Global - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	5.36%	0.61%	2.21%
Global - B	Class B	10.10%	2.01%	3.04%
Global - C	Class C	13.07%	1.21%	2.43%

Mid Cap Value
Rydex | SGI Mid Cap Value Fund
Investment Objective
The Mid Cap Value Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mid Cap Value	Mid Cap Value - A	Mid Cap Value - B	Mid Cap Value - C
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	1.00%	none
Maximum Deferred Sales Charge (Load)	none	5.00%	1.00%	[1]
[1]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Value		Mid Cap Value - A	Mid Cap Value - B	Mid Cap Value - C
Management fees	[1]	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.33%	0.33%	0.33%
Total annual fund operating expenses		1.37%	2.12%	2.12%
[1]	Mid Cap Value Fund pays an advisory fee at an annual rate of 1.00% of the average daily net assets of $200 million or less, plus 0.75% of the average daily net assets of the Fund in excess of $200 million.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Mid Cap Value (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid Cap Value - A	608	888	1,189	2,043
Mid Cap Value - B	715	964	1,339	2,261
Mid Cap Value - C	315	664	1,139	2,452

Expense Example, No Redemption Mid Cap Value (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Mid Cap Value - A	608	888	1,189	2,043
Mid Cap Value - B	215	664	1,139	2,261
Mid Cap Value - C	215	664	1,139	2,452

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companiesin the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of
December 31, 2010 , in the index consisted of securities of companies with capitalizations that ranged from  $ 27 million to  $ 9.7 billion.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small- to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Mid Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 2500 Value Index	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	24.81%	3.85%	8.53%
Mid Cap Value - A	Class A Return before taxes	9.95%	5.45%	10.66%
Mid Cap Value - A After Taxes on Distributions	Class A Return after taxes on distributions	9.86%	4.04%	9.66%
Mid Cap Value - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	6.47%	4.27%	9.21%
Mid Cap Value - B	Class B	10.79%	5.64%	10.60%
Mid Cap Value - C	Class C	14.82%	5.91%	10.45%

Small Cap Growth
Rydex | SGI Small Cap Growth Fund
Investment Objective
The Small Cap Growth Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Small Cap Growth	Small Cap Growth - A	Small Cap Growth - B		Small Cap Growth - C
Maximum Sales Charge (Load) Imposed on Purchases	4.75%		[1]	none
Maximum Deferred Sales Charge (Load)	none	5.00%		1.00%	[2]
[1]	Closed to new subscriptions
[2]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Cap Growth	Small Cap Growth - A	Small Cap Growth - B	Small Cap Growth - C
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.16%	1.17%	1.17%
Total annual fund operating expenses	2.26%	3.02%	3.02%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Small Cap Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Growth - A	693	1,148	1,628	2,947
Small Cap Growth - B	805	1,233	1,787	3,162
Small Cap Growth - C	405	933	1,587	3,337

Expense Example, No Redemption Small Cap Growth (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Small Cap Growth - A	693	1,148	1,628	2,947
Small Cap Growth - B	305	933	1,587	3,162
Small Cap Growth - C	305	933	1,587	3,337

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objective by
investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index.
The Fund's benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2010 , the Russell 2500 Growth
Index consisted of securities of companies with capitalizations that ranged from
 $ 24 million to  $ 9.7 billion.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative economic approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long term growth of capital and may invest in a limited number of industries or industry sectors. The
Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price.
Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly
(including, without limitation, technology companies).

The Fund typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets.
The Fund may also invest in American Depositary Receipts (" ADRs ) .

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

 Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sector or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2003         27.57%

Lowest Quarter Return
1Q 2001      -27.00%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class B and
C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Small Cap Growth	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	29.09%	5.30%	3.78%
Small Cap Growth - A	Class A Return before taxes	20.30%	(1.85%)	(0.99%)
Small Cap Growth - A After Taxes on Distributions	Class A Return after taxes on distributions	20.30%	(2.19%)	(1.16%)
Small Cap Growth - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	13.20%	(1.64%)	(0.88%)
Small Cap Growth - B	Class B	21.69%	(1.76%)	(1.00%)
Small Cap Growth - C	Class C	25.68%	(1.43%)	(1.17%)

RS Investment Management Co. LLC served as the sub-adviser to the Fund from
September 30, 2002 to November 24, 2008. Since then, advisory services have been provided by the Investment Manager, and the Fund has new principal investment strategies.

Small Cap Value | Small Cap Value - C
Rydex | SGI Small Cap Value Fund
Investment Objective
The Small Cap Value Fund seeks long-term capital
appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Small Cap Value Small Cap Value - C
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)	[1]	1.00%
[1]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small Cap Value Small Cap Value - C
Management fees		1.00%
Distribution and service (12b-1) fees		1.00%
Other expenses		1.22%
Total annual fund operating expenses		3.22%
Fee waiver (and/or expense reimbursement)	[1]	(1.17%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		2.05%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Value Small Cap Value - C	308	883	1,582	3,442

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Small Cap Value Small Cap Value - C	208	883	1,582	3,442

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Small Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Small Cap Value - C	Class C	19.94%	25.90%	Jul 14, 2008
Small Cap Value - C Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	24.49%	7.95%	Jul 14, 2008

Small Cap Value | Small Cap Value - A
Rydex | SGI Small Cap Value Fund
Investment Objective
The Small Cap Value Fund seeks long-term capital
appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Small Cap Value Small Cap Value - A
Maximum Sales Charge (Load) Imposed on Purchases	4.75%
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small Cap Value Small Cap Value - A
Management fees		1.00%
Distribution and service (12b-1) fees		0.25%
Other expenses		1.20%
Total annual fund operating expenses		2.45%
Fee waiver (and/or expense reimbursement)	[1]	(1.15%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.30%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Value Small Cap Value - A	601	1,098	1,620	3,046

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Small Cap Value Small Cap Value - A	601	1,098	1,620	3,046

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

 Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2009         31.14%

Lowest Quarter Return
2Q 2010       -8.27%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Small Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Small Cap Value - A	Class A Return before taxes	14.64%	23.77%	Jul 14, 2008
Small Cap Value - A Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	24.49%	7.95%	Jul 14, 2008
Small Cap Value - A After Taxes on Distributions	Class A Return after taxes on distributions	11.28%	20.61%	Jul 14, 2008
Small Cap Value - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	11.08%	18.87%	Jul 14, 2008

Small Cap Value | Small Cap Value - Institutional
Rydex | SGI Small Cap Value Institutional Fund
Investment Objective
The Small Cap Value Institutional Fund seeks long-term
growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Small Cap Value Small Cap Value - Institutional
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small Cap Value Small Cap Value - Institutional
Management fees		1.00%
Distribution and service (12b-1) fees		none
Other expenses		1.21%
Total annual fund operating expenses		2.21%
Fee waiver (and/or expense reimbursement)	[1]	(1.16%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.05%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Small Cap Value Small Cap Value - Institutional	107	579	1,079	2,453

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts ("ADRs") that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index.
Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

 Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

 Highest Quarter Return
    2Q 2009   31.34%

 Lowest Quarter Return
    2Q 2010   -8.24%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ( "IRAs") .

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Small Cap Value	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Small Cap Value - Institutional	Institutional Fund Return before taxes	21.89%	27.07%	Jul 14, 2008
Small Cap Value - Institutional Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	24.49%	7.95%	Jul 14, 2008
Small Cap Value - Institutional After Taxes on Distributions	Institutional Fund Return after taxes on distributions	18.34%	23.84%	Jul 14, 2008
Small Cap Value - Institutional After Taxes on Distributions and Sales	Institutional Fund Return after taxes on distributions and sale of fund shares	15.88%	21.74%	Jul 14, 2008

Large Cap Concentrated Growth
Rydex | SGI Large Cap Concentrated Growth Fund
Investment Objective
The Large Cap Concentrated Growth Fund seeks long-term
growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Large Cap Concentrated Growth	Large Cap Concentrated Growth - A	Large Cap Concentrated Growth - B		Large Cap Concentrated Growth - C
Maximum Sales Charge (Load) Imposed on Purchases	4.75%		[1]	none
Maximum Deferred Sales Charge (Load)	none	5.00%		1.00%	[2]
[1]	Closed to new subscriptions
[2]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Concentrated Growth		Large Cap Concentrated Growth - A	Large Cap Concentrated Growth - B	Large Cap Concentrated Growth - C
Management fees		0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.73%	0.73%	0.73%
Total annual fund operating expenses		1.73%	2.48%	2.48%
Fee waiver (and/or expense reimbursement)	[1]	(0.38%)	(0.38%)	(0.38%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.35%	2.10%	2.10%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Large Cap Concentrated Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Large Cap Concentrated Growth - A	606	959	1,341	2,389
Large Cap Concentrated Growth - B	713	1,036	1,486	2,602
Large Cap Concentrated Growth - C	313	736	1,286	2,787

Expense Example, No Redemption Large Cap Concentrated Growth (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Large Cap Concentrated Growth - A	606	959	1,341	2,389
Large Cap Concentrated Growth - B	213	736	1,286	2,602
Large Cap Concentrated Growth - C	213	736	1,286	2,787

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 190 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American
Depositary Receipts (" ADRs ") , of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
1000 Growth Index. The Fund focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Fund is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Security Investors, LLC (the "Investment Manager") selects what it believes to be premier growth companies as the core position for the
Fund using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach.
Portfolio holdings will be replaced when one or more of a company's fundamentals have changed, and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.
The Fund also may invest in ADRs.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund also may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to share-
holders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
4Q 2001         20.45%

Lowest Quarter Return
4Q 2008      -19.83%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Large Cap Concentrated Growth	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	16.71%	3.75%	0.02%
Large Cap Concentrated Growth - A	Class A Return before taxes	9.53%	(1.83%)	(1.42%)
Large Cap Concentrated Growth - A After Taxes on Distributions	Class A Return after taxes on distributions	9.37%	(2.13%)	(1.57%)
Large Cap Concentrated Growth - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	6.20%	(1.56%)	(1.20%)
Large Cap Concentrated Growth - B	Class B	10.34%	(1.76%)	(1.42%)
Large Cap Concentrated Growth - C	Class C	14.44%	(1.39%)	(1.57%)

Mid Cap Growth
Rydex | SGI Mid Cap Growth Fund
Investment Objective
The Mid Cap Growth Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mid Cap Growth	Mid Cap Growth - A	Mid Cap Growth - B		Mid Cap Growth - C
Maximum Sales Charge (Load) Imposed on Purchases	4.75%		[1]	none
Maximum Deferred Sales Charge (Load)	none	5.00%		1.00%	[2]
[1]	Closed to new subscriptions
[2]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Growth	Mid Cap Growth - A	Mid Cap Growth - B	Mid Cap Growth - C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.67%	0.67%	0.68%
Total annual fund operating expenses	1.67%	2.42%	2.43%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Mid Cap Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid Cap Growth - A	637	976	1,339	2,357
Mid Cap Growth - B	745	1,055	1,491	2,571
Mid Cap Growth - C	346	758	1,296	2,766

Expense Example, No Redemption Mid Cap Growth (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Mid Cap Growth - A	637	976	1,339	2,357
Mid Cap Growth - B	245	755	1,291	2,571
Mid Cap Growth - C	246	758	1,296	2,766

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of
equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Midcap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell Mid Cap Growth Index, which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly. Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets.

The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
2Q 2003         28.83%

Lowest Quarter Return
3Q 2001         -27.27%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class B and
C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Mid Cap Growth	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	26.38%	4.88%	3.12%
Mid Cap Growth - A	Class A Return before taxes	15.97%	(1.46%)	0.50%
Mid Cap Growth - A After Taxes on Distributions	Class A Return after taxes on distributions	15.97%	(2.59%)	(0.35%)
Mid Cap Growth - A After Taxes on Distributions and Sales	Class A Return after taxes on distributions and sale of fund shares	10.38%	(1.44%)	0.30%
Mid Cap Growth - B	Class B	17.11%	(1.31%)	0.48%
Mid Cap Growth - C	Class C	21.07%	(1.05%)	0.31%

Large Cap Value Institutional
Rydex | SGI Large Cap Value Institutional Fund
Investment Objective
The Large Cap Value Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Large Cap Value Institutional Large Cap Value Institutional-Large Cap Value Institutional
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Value Institutional Large Cap Value Institutional-Large Cap Value Institutional
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses		2.53%
Total annual fund operating expenses		3.18%
Fee waiver (and/or expense reimbursement)	[1]	(2.22%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		0.96%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Large Cap Value Institutional Large Cap Value Institutional-Large Cap Value Institutional	97	772	1,470	3,331

The above Examples reflect applicable
contractual fee waiver/expense
reimbursement arrangements for the duration
of the arrangements only.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and
U.S. dollar-denominated foreign issuers, and American Depositary Receipts
("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index.
Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on
Invested Capital) over time. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment
Manager's expectations, among other reasons.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

 Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of the its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

 Highest Quarter Return
   2Q 2009   19.40%

 Lowest Quarter Return
   2Q 2010   -13.27%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Large Cap Value Institutional	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.51%	2.01%	Jul 14, 2008
Large Cap Value Institutional-Large Cap Value Institutional	Institutional Fund Return before taxes	16.02%	2.80%	Jul 14, 2008
Large Cap Value Institutional-Large Cap Value Institutional After Taxes on Distributions	Institutional Fund Return after taxes on distributions	15.73%	2.47%	Jul 14, 2008
Large Cap Value Institutional-Large Cap Value Institutional After Taxes on Distributions and Sales	Institutional Fund Return after taxes on distributions and sale of fund shares	10.41%	2.19%	Jul 14, 2008

Global Institutional
Rydex | SGI Global Institutional Fund
Investment Objective
The Global Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Institutional Global Institutional-Global Institutional
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Global Institutional Global Institutional-Global Institutional
Management fees		1.00%
Distribution and service (12b-1) fees		none
Other expenses		2.34%
Total annual fund operating expenses		3.34%
Fee waiver (and/or expense reimbursement)	[1]	(2.34%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.00%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Institutional Global Institutional-Global Institutional	102	808	1,538	3,472

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 295 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, in at least three countries, one of which may be the United States. The Fund invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments. Ordinarily, at least 40% of Fund assets, but not less than 30% of Fund assets, will be invested in securities of non-U.S.
issuers. Investments in debt
securities may be made when market conditions are uncertain. The Fund may invest in issuers of any size, including small-capitalization issuers. The Fund's index is the MSCI World Index, which is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States ,
Europe, Canada, Australia, New Zealand and the Far East.

   The Fund may also invest a portion of its assets in foreign currencies and derivatives, including options and futures contracts, which may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in emerging market countries.

   The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

    Security Investors, LLC (the "Investment Manager") manages Fund assets pursuant to a Global Equity strategy that seeks consistent alpha in all market environments. Using a proprietary database composed of 5,000 companies from around the world, the Investment Manager employs a bottom-up stock selection process designed to generate alpha through stock selection while maintaining a globally diversified portfolio.

   To lower the risks of foreign investing, such as currency fluctuations, the
Investment Manager generally diversifies the Fund's investments broadly across countries and industries.

Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the
Fund may invest in securities issued by companies from emerging markets.

   Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company
 or other factors such as changing economic, political or financial market conditions.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's
average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

 Highest Quarter Return
   2Q 2009   16.33%

 Lowest Quarter Return
   2Q 2010   -12.01%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Global Institutional	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI World Index	MSCI World Index (reflects no deductions for fees, expenses, or taxes)	8.95%	(1.82%)	Jul 14, 2008
Global Institutional-Global Institutional	Institutional Fund Return before taxes	16.40%	0.79%	Jul 14, 2008
Global Institutional-Global Institutional After Taxes on Distributions	Institutional Fund Return after taxes on distributions	15.86%	0.24%	Jul 14, 2008
Global Institutional-Global Institutional After Taxes on Distributions and Sales	Institutional Fund Return after taxes on distributions and sale of fund shares	10.66%	0.34%	Jul 14, 2008

Mid Cap Value Institutional
Rydex | SGI Mid Cap Value Institutional Fund
Investment Objective
The Mid Cap Value Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Mid Cap Value Institutional Mid Cap Value Institutional-Mid Cap Value Institutional
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mid Cap Value Institutional Mid Cap Value Institutional-Mid Cap Value Institutional
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.20%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses		0.96%
Fee waiver (and/or expense reimbursement)	[1]	(0.06%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		0.90%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid Cap Value Institutional Mid Cap Value Institutional-Mid Cap Value Institutional	92	300	525	1,173

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20 % of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range
of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 20 10 , the index consisted of securities of companies with capitalizations that ranged from  $27 million to  $9.7 billion.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small-to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

 Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return    2Q 2009   24.00%                           Lowest Quarter Return     2Q 2010   -7.44%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ) .

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Mid Cap Value Institutional	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 2500 Value Index	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	24.81%	8.62%	Jul 14, 2008
Mid Cap Value Institutional-Mid Cap Value Institutional	Institutional Fund Return before taxes	17.17%	13.96%	Jul 14, 2008
Mid Cap Value Institutional-Mid Cap Value Institutional After Taxes on Distributions	Institutional Fund Return after taxes on distributions	15.79%	11.84%	Jul 14, 2008
Mid Cap Value Institutional-Mid Cap Value Institutional After Taxes on Distributions and Sales	Institutional Fund Return after taxes on distributions and sale of fund shares	11.57%	10.72%	Jul 14, 2008

All Cap Growth
Rydex | SGI All Cap Growth Fund
Investment Objective
The All Cap Growth Fund seeks long-term growth of
capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page [INSERT
PAGE NUMBER] of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying
Shares-Class A Shares" section on page [INSERT PAGE NUMBER] of the Fund's prospectus and the "How to Purchase Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees All Cap Growth	All Cap Growth - A	All Cap Growth - C	All Cap Growth - Institutional
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses All Cap Growth		All Cap Growth - A	All Cap Growth - C	All Cap Growth - Institutional
Management fees		0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.55%	0.55%	0.55%
Total annual fund operating expenses		1.55%	2.30%	1.30%
Fee waiver (and/or expense reimbursement)	[1]	(0.15%)	(0.15%)	(0.15%)
Total annual fund operating expenses after fee (and/or expense reimbursement)		1.40%	2.15%	1.15%
[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example All Cap Growth (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All Cap Growth - A	611	927	1,266	2,221
All Cap Growth - C	318	703	1,215	2,621
All Cap Growth - Institutional	117	397	699	1,555

Expense Example, No Redemption All Cap Growth (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
All Cap Growth - A	611	927	1,266	2,221
All Cap Growth - C	218	703	1,215	2,621
All Cap Growth - Institutional	117	397	699	1,555

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, there is no portfolio turnover to report.

Principal Investment Strategies
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Growth Index, which includes companies with micro- to large-capitalizations.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The
Investment Manager chooses a portfolio of securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of securities, industries, or industry sectors. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies, which have unique proprietary products or profitable market niches and the potential to grow very rapidly. The allocation among micro - to large - capitalization securities can vary, and the
Investment Manager will use the fixed income factors analysis as a guide in determining the allocation of securities among micro - to large - capitalization companies.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund also may invest a portion of its assets in options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to
shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investment in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

In vestment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Performance Information
No performance information is shown for the Fund
because it had not yet commenced operations as of the date of this prospectus.
Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
ProspectusDate	rr_ProspectusDate	Feb 1, 2011
Large Cap Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Large Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Large Cap Value Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and
U.S. dollar-denominated foreign issuers, and American Depositary Receipts
("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index.
Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on
Invested Capital) over time. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the
Investment Manager's expectations, among other reasons.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

 Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009         19.19%

Lowest Quarter Return
4Q 2008         -23.63%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Dreyfus Companies served as the sub-adviser to the Fund between January 1,
2001 and July 1, 2005. Since then, advisory services have been provided by the
Investment Manager.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Large Cap Value | Large Cap Value - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	587
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,239
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	587
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	912
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,239
Annual Return 2001	rr_AnnualReturn2001	(5.60%)
Annual Return 2002	rr_AnnualReturn2002	(24.20%)
Annual Return 2003	rr_AnnualReturn2003	27.30%
Annual Return 2004	rr_AnnualReturn2004	10.00%
Annual Return 2005	rr_AnnualReturn2005	9.60%
Annual Return 2006	rr_AnnualReturn2006	20.80%
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	(38.30%)
Annual Return 2009	rr_AnnualReturn2009	27.20%
Annual Return 2010	rr_AnnualReturn2010	14.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%
Large Cap Value | Large Cap Value - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.40%
Large Cap Value | Large Cap Value - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.30%
Large Cap Value | Large Cap Value - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECBX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,445
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	686
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,206
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,445
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
Large Cap Value | Large Cap Value - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEGIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.33%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	686
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,633
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	686
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,206
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,633
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.36%
Large Cap Value | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Large Cap Core
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Large Cap Core Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Large Cap Core Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary
Receipts ("ADRs") and convertible securities, of companies that, when purchased, have market capitalizations that are  $5 billion or greater. The Fund's index is the S&P 500 Index, which is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC (the "Investment Manager") and approximately
50% of its total assets to a Large Cap Value strategy also managed by the
Investment Manager.

The Investment Manager manages its allocation of the Fund's assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Fund's strategies promptly to the extent the percentage of the Fund's assets allocated to either strategy equals or exceeds
60% of the Fund's total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Fund could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager's efforts to maintain assets between the two strategies at the targeted percentages, the Investment
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks and may invest in a limited number of industries or industry sectors, including the technology sector.
Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC
(Return on Invested Capital) over time. The Fund typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the
Investment Manager's expectations.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
3Q 2009        16.38%

Lowest Quarter Return
4Q 2008       -22.03%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Large Cap Core | Large Cap Core - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECEX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	614
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,219
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,107
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	614
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	906
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,107
Annual Return 2001	rr_AnnualReturn2001	(11.90%)
Annual Return 2002	rr_AnnualReturn2002	(23.60%)
Annual Return 2003	rr_AnnualReturn2003	20.90%
Annual Return 2004	rr_AnnualReturn2004	7.40%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	12.00%
Annual Return 2007	rr_AnnualReturn2007	(5.10%)
Annual Return 2008	rr_AnnualReturn2008	(37.60%)
Annual Return 2009	rr_AnnualReturn2009	28.80%
Annual Return 2010	rr_AnnualReturn2010	15.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.67%)
Large Cap Core | Large Cap Core - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.31%)
Large Cap Core | Large Cap Core - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.48%)
Large Cap Core | Large Cap Core - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEQBX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	720
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,364
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,313
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,313
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.71%)
Large Cap Core | Large Cap Core - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFECX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.83%)
Large Cap Core | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
All Cap Value | All Cap Value - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVCX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI All Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All Cap Value Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.77%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.48%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(2.46%)	[5]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,133
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,070
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,456
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,133
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,070
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,456
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000
Value Index measures the performance of the broad value segment of the U.S.
equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - C | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SESAX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI All Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All Cap Value Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.76%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.72%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(2.45%)	[5]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,106
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	598
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,103
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000
Value Index measures the performance of the broad value segment of the U.S.
equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Annual Return 2009	rr_AnnualReturn2009	28.90%
Annual Return 2010	rr_AnnualReturn2010	17.10%
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009          20.44%

Lowest Quarter Return
2Q 2010      -11.02%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.02%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - A | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSIX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI All Cap Value Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All Cap Value Institutional Fund seeks long-term
growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.78%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.49%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(2.47%)	[6]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,601
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000 Value
Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts (" ADRs ") , preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.
 Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	29.20%
Annual Return 2010	rr_AnnualReturn2010	17.40%
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return 2Q 2009   20.54% Lowest Quarter Return 2Q 2010   -10.86%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.86%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - Institutional | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
All Cap Value | All Cap Value - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Alpha Opportunity | Alpha Opportunity - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOCX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Alpha Opportunity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alpha Opportunity Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.98%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.33%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[8]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	954.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	389
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,180
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,082
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,392
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	289
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,180
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,082
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,392
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, approximately (1)  37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Fund's sub-adviser, (2)  37.5% of its total assets , managed directly by Security Investors, LLC (the "Investment
Manager"), according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3)  25% of its
total assets, also managed directly by Security Investors, LLC (the "Investment
Manager"), in a portfolio of equity securities, equity derivatives and fixed income securities (the " Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500
Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the
Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in
addition to American Depositary Receipts   ( ADRs ) . ADRs are
dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short
Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Fund pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs)
and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short   Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio , the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Fund's performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio this portion of the Fund's portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P
500 Index, the Fund may invest in a "basket" of S&P 500 stocks. The S&P 500
Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S.
common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

 Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling
1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Effective August 18, 2008, certain changes to Alpha Opportunity Fund's principal investment strategies, management fees and advisers became effective.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
Alpha Opportunity | Alpha Opportunity - C | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.14%
Alpha Opportunity | Alpha Opportunity - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOBX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Alpha Opportunity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alpha Opportunity Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.97%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.32%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[8]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.86%
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	954.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	789
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,478
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,228
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	289
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,178
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,228
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, approximately (1)  37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Fund's sub-adviser, (2)  37.5% of its total assets , managed directly by Security Investors, LLC (the "Investment
Manager"), according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3)  25% of its
total assets, also managed directly by Security Investors, LLC (the "Investment
Manager"), in a portfolio of equity securities, equity derivatives and fixed income securities (the " Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500
Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the
Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in
addition to American Depositary Receipts   ( ADRs ) . ADRs are
dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short
Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Fund pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs)
and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short   Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio , the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Fund's performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio this portion of the Fund's portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P
500 Index, the Fund may invest in a "basket" of S&P 500 stocks. The S&P 500
Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S.
common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

 Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling
1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Effective August 18, 2008, certain changes to Alpha Opportunity Fund's principal investment strategies, management fees and advisers became effective.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
Alpha Opportunity | Alpha Opportunity - B | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.14%
Alpha Opportunity | Alpha Opportunity - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOAX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Alpha Opportunity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alpha Opportunity Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.96%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.56%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(1.45%)	[8]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	954.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,387
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,115
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,115
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,030
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, approximately (1)  37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Fund's sub-adviser, (2)  37.5% of its total assets , managed directly by Security Investors, LLC (the "Investment
Manager"), according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3)  25% of its
total assets, also managed directly by Security Investors, LLC (the "Investment
Manager"), in a portfolio of equity securities, equity derivatives and fixed income securities (the " Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500
Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the
Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in
addition to American Depositary Receipts   ( ADRs ) . ADRs are
dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short
Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Fund pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs)
and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short   Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of  the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio , the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Fund's performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio this portion of the Fund's portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P
500 Index, the Fund may invest in a "basket" of S&P 500 stocks. The S&P 500
Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S.
common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling
1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Annual Return 2004	rr_AnnualReturn2004	12.30%
Annual Return 2005	rr_AnnualReturn2005	7.10%
Annual Return 2006	rr_AnnualReturn2006	12.40%
Annual Return 2007	rr_AnnualReturn2007	18.10%
Annual Return 2008	rr_AnnualReturn2008	(35.10%)
Annual Return 2009	rr_AnnualReturn2009	24.60%
Annual Return 2010	rr_AnnualReturn2010	23.50%
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
3Q 2010       18.70%

Lowest Quarter Return
4Q 2008      -22.65%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Effective August 18, 2008, certain changes to Alpha Opportunity Fund's principal investment strategies, management fees and advisers became effective.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
Alpha Opportunity | Alpha Opportunity - A | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
Alpha Opportunity | Alpha Opportunity - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
Alpha Opportunity | Alpha Opportunity - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
Alpha Opportunity | Alpha Opportunity - Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Alpha Opportunity Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alpha Opportunity Institutional Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.33%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[9]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 954 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	954.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,609
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,522
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC
("Mainstream" and the "Domestic Long/Short Sub-Portfolio"), the Fund's
sub-adviser; (2) 37.5% of its total assets, managed directly by Security
Investors, LLC (the "Investment Manager"), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the "Global Long/Short
Sub-Portfolio"); and (3) 25% of its total assets, managed directly by the
Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the "Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the
"S&P 500 Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of
Mainstream and the Investment Manager manages its allocation of the Fund's assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Domestic and Global
Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/ Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements.
Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short Sub-Portfolio. The Fund pursues its domestic long/ short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds ("ETFs") and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of
Mainstream, the Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The
Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the
Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. The Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is "derived" from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 equity derivatives, the Investment
Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly.
Obtaining magnified investment exposure on a small investment is referred to as
"leverage," and it can increase the volatility of the Fund's performance.
However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest in a "basket"
of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every
S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the S&P 500 Index, such as Standard & Poor's Depositary
Receipts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Fund's securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	24.80%
Annual Return 2010	rr_AnnualReturn2010	23.90%
Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest Quarter Return
   3Q 2010   18.70%

 Lowest Quarter Return
   2Q 2010   -14.73%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.73%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Alpha Opportunity | Alpha Opportunity - Institutional | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception Secondary	ck0000088525_AverageAnnualReturnSinceInceptionSecondary	19.26%
Average Annual Returns, Inception Date Secondary	ck0000088525_AverageAnnualReturnInceptionDateSecondary	Nov 7, 2008
Alpha Opportunity | Alpha Opportunity - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Alpha Opportunity | Alpha Opportunity - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2008
Global
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Global Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global Fund seeks long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 288 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	288.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, in at least three countries, one of which may be the United States. The Fund invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments. Ordinarily, at least 40% of Fund assets, but not less than 30% of Fund assets, will be invested in securities of non-U.S.
issuers. Investments in debt securities may be made when market conditions are uncertain. The Fund may invest in issuers of any size, including small-capitalization issuers. The Fund's index is the MSCI World Index, which is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and
the Far East.

The Fund may also invest a portion of its assets in foreign currencies and derivatives, including options and futures contracts, which may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in emerging market countries.

The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

Security Investors, LLC (the "Investment Manager") manages Fund assets pursuant to a Global Equity strategy that seeks consistent alpha in all market environments. Using a proprietary database composed of 5,000 companies from around the world, the Investment Manager employs a bottom-up stock selection process designed to generate alpha through stock selection while maintaining a globally diversified portfolio.

To lower the risks of foreign investing, such as currency fluctuations, the
Investment Manager generally diversifies the Fund's investments broadly across countries and industries.

Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the
Fund may invest in securities issued by companies from emerging markets.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

 Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2003         20.77%

Lowest Quarter Return
3Q 2002      -18.96%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010 )
Global | Global - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEQAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,035
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,561
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	656
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,035
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,438
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,561
Annual Return 2001	rr_AnnualReturn2001	(13.20%)
Annual Return 2002	rr_AnnualReturn2002	(24.20%)
Annual Return 2003	rr_AnnualReturn2003	41.60%
Annual Return 2004	rr_AnnualReturn2004	18.00%
Annual Return 2005	rr_AnnualReturn2005	13.10%
Annual Return 2006	rr_AnnualReturn2006	16.60%
Annual Return 2007	rr_AnnualReturn2007	11.20%
Annual Return 2008	rr_AnnualReturn2008	(38.20%)
Annual Return 2009	rr_AnnualReturn2009	19.80%
Annual Return 2010	rr_AnnualReturn2010	14.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.96%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
Global | Global - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.75%
Global | Global - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.21%
Global | Global - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGOBX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	765
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,114
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,772
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,772
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.04%
Global | Global - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFGCX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	366
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,964
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,964
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.43%
Global | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Mid Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Mid Cap Value Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companiesin the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of
December 31, 2010 , in the index consisted of securities of companies with capitalizations that ranged from  $ 27 million to  $ 9.7 billion.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small- to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Mid Cap Value | Mid Cap Value - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.79%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	608
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,043
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	608
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	888
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,043
Annual Return 2001	rr_AnnualReturn2001	11.30%
Annual Return 2002	rr_AnnualReturn2002	(14.90%)
Annual Return 2003	rr_AnnualReturn2003	51.80%
Annual Return 2004	rr_AnnualReturn2004	26.80%
Annual Return 2005	rr_AnnualReturn2005	15.70%
Annual Return 2006	rr_AnnualReturn2006	14.90%
Annual Return 2007	rr_AnnualReturn2007	1.00%
Annual Return 2008	rr_AnnualReturn2008	(27.20%)
Annual Return 2009	rr_AnnualReturn2009	40.30%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.66%
Mid Cap Value | Mid Cap Value - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.66%
Mid Cap Value | Mid Cap Value - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.21%
Mid Cap Value | Mid Cap Value - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVXBX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.79%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	964
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,339
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,261
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,261
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.60%
Mid Cap Value | Mid Cap Value - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVSX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	0.79%	[11]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.45%
Mid Cap Value | Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
Small Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Small Cap Growth Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by
investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index.
The Fund's benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2010 , the Russell 2500 Growth
Index consisted of securities of companies with capitalizations that ranged from
 $ 24 million to  $ 9.7 billion.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative economic approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long term growth of capital and may invest in a limited number of industries or industry sectors. The
Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price.
Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly
(including, without limitation, technology companies).

The Fund typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets.
The Fund may also invest in American Depositary Receipts (" ADRs ) .

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

 Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sector or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2003         27.57%

Lowest Quarter Return
1Q 2001      -27.00%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class B and
C will vary.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
RS Investment Management Co. LLC served as the sub-adviser to the Fund from
September 30, 2002 to November 24, 2008. Since then, advisory services have been provided by the Investment Manager, and the Fund has new principal investment strategies.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Small Cap Growth | Small Cap Growth - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSCAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,148
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,947
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,148
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,628
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,947
Annual Return 2001	rr_AnnualReturn2001	(28.90%)
Annual Return 2002	rr_AnnualReturn2002	(27.30%)
Annual Return 2003	rr_AnnualReturn2003	55.10%
Annual Return 2004	rr_AnnualReturn2004	16.10%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.80%
Annual Return 2008	rr_AnnualReturn2008	(48.00%)
Annual Return 2009	rr_AnnualReturn2009	32.90%
Annual Return 2010	rr_AnnualReturn2010	27.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.99%)
Small Cap Growth | Small Cap Growth - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.16%)
Small Cap Growth | Small Cap Growth - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.88%)
Small Cap Growth | Small Cap Growth - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEPBX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	805
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,162
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	305
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	933
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,587
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,162
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.00%)
Small Cap Growth | Small Cap Growth - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SESCX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[12]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	405
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,587
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,337
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	305
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	933
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,587
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,337
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.17%)
Small Cap Growth | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Small Cap Value | Small Cap Value - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVCX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Small Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Small Cap Value Fund seeks long-term capital
appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[13]
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.22%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[14]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,582
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,442
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,582
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,442
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund wil perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - C | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSUAX
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Small Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Small Cap Value Fund seeks long-term capital
appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[14]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	601
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,620
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,046
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	601
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,098
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,620
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,046
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

 Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Annual Return 2009	rr_AnnualReturn2009	61.00%
Annual Return 2010	rr_AnnualReturn2010	21.60%
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009         31.14%

Lowest Quarter Return
2Q 2010       -8.27%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.27%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - A | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Small Cap Value Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Small Cap Value Institutional Fund seeks long-term
growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[15]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,079
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,453
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts ("ADRs") that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index.
Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

 Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	61.40%
Annual Return 2010	rr_AnnualReturn2010	21.90%
Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest Quarter Return
    2Q 2009   31.34%

 Lowest Quarter Return
    2Q 2010   -8.24%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ( "IRAs") .
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ( "IRAs") .

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - Institutional | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Small Cap Value | Small Cap Value - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Large Cap Concentrated Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Large Cap Concentrated Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Large Cap Concentrated Growth Fund seeks long-term
growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 190 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American
Depositary Receipts (" ADRs ") , of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
1000 Growth Index. The Fund focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Fund is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Security Investors, LLC (the "Investment Manager") selects what it believes to be premier growth companies as the core position for the
Fund using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach.
Portfolio holdings will be replaced when one or more of a company's fundamentals have changed, and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.
The Fund also may invest in ADRs.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund also may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to share-
holders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
4Q 2001         20.45%

Lowest Quarter Return
4Q 2008      -19.83%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Large Cap Concentrated Growth | Large Cap Concentrated Growth - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEFAX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[16]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	606
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,341
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,389
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	959
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,341
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,389
Annual Return 2001	rr_AnnualReturn2001	(10.90%)
Annual Return 2002	rr_AnnualReturn2002	(26.30%)
Annual Return 2003	rr_AnnualReturn2003	16.90%
Annual Return 2004	rr_AnnualReturn2004	10.90%
Annual Return 2005	rr_AnnualReturn2005	11.70%
Annual Return 2006	rr_AnnualReturn2006	6.50%
Annual Return 2007	rr_AnnualReturn2007	(6.40%)
Annual Return 2008	rr_AnnualReturn2008	(37.40%)
Annual Return 2009	rr_AnnualReturn2009	33.40%
Annual Return 2010	rr_AnnualReturn2010	16.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.83%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.83%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.42%)
Large Cap Concentrated Growth | Large Cap Concentrated Growth - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.57%)
Large Cap Concentrated Growth | Large Cap Concentrated Growth - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.20%)
Large Cap Concentrated Growth | Large Cap Concentrated Growth - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEFBX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.48%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[16]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,486
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,602
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,286
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,602
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.42%)
Large Cap Concentrated Growth | Large Cap Concentrated Growth - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSCX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[17]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.48%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[16]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,286
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,787
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,286
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,787
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.57%)
Large Cap Concentrated Growth | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Mid Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Mid Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Mid Cap Growth Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of
the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A
Shares" section on page 55 of the Fund's prospectus and the "How to Purchase
Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of
equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Midcap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell Mid Cap Growth Index, which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly. Certain investment vehicles' securities in which the Fund may invest may be illiquid.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets.

The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2003         28.83%

Lowest Quarter Return
3Q 2001         -27.27%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
After-tax returns are shown for Class A only. After-tax returns for Class B and
C will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Mid Cap Growth | Mid Cap Growth - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECUX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	637
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,339
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,357
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	637
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	976
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,339
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,357
Annual Return 2001	rr_AnnualReturn2001	(14.60%)
Annual Return 2002	rr_AnnualReturn2002	(27.60%)
Annual Return 2003	rr_AnnualReturn2003	56.00%
Annual Return 2004	rr_AnnualReturn2004	9.60%
Annual Return 2005	rr_AnnualReturn2005	7.00%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	(9.90%)
Annual Return 2008	rr_AnnualReturn2008	(40.50%)
Annual Return 2009	rr_AnnualReturn2009	43.00%
Annual Return 2010	rr_AnnualReturn2010	23.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.27%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.50%
Mid Cap Growth | Mid Cap Growth - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.59%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.35%)
Mid Cap Growth | Mid Cap Growth - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
Mid Cap Growth | Mid Cap Growth - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEUBX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	745
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,055
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,491
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,571
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	755
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,571
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.48%
Mid Cap Growth | Mid Cap Growth - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUFCX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[18]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	346
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,766
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.05%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.31%
Mid Cap Growth | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Large Cap Value Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Large Cap Value Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Large Cap Value Institutional Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
The above Examples reflect applicable
contractual fee waiver/expense
reimbursement arrangements for the duration
of the arrangements only.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and
U.S. dollar-denominated foreign issuers, and American Depositary Receipts
("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index.
Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on
Invested Capital) over time. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment
Manager's expectations, among other reasons.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

 Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of the its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified because it invests a large portion of the its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest Quarter Return
   2Q 2009   19.40%

 Lowest Quarter Return
   2Q 2010   -13.27%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Large Cap Value Institutional | Large Cap Value Institutional-Large Cap Value Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLCIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.18%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(2.22%)	[19]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	772
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,470
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,331
Annual Return 2009	rr_AnnualReturn2009	26.80%
Annual Return 2010	rr_AnnualReturn2010	16.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.27%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Large Cap Value Institutional | Large Cap Value Institutional-Large Cap Value Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Large Cap Value Institutional | Large Cap Value Institutional-Large Cap Value Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Large Cap Value Institutional | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Global Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Global Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global Institutional Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 295 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	295.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, in at least three countries, one of which may be the United States. The Fund invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments. Ordinarily, at least 40% of Fund assets, but not less than 30% of Fund assets, will be invested in securities of non-U.S.
issuers. Investments in debt
securities may be made when market conditions are uncertain. The Fund may invest in issuers of any size, including small-capitalization issuers. The Fund's index is the MSCI World Index, which is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States ,
Europe, Canada, Australia, New Zealand and the Far East.

   The Fund may also invest a portion of its assets in foreign currencies and derivatives, including options and futures contracts, which may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in emerging market countries.

   The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

    Security Investors, LLC (the "Investment Manager") manages Fund assets pursuant to a Global Equity strategy that seeks consistent alpha in all market environments. Using a proprietary database composed of 5,000 companies from around the world, the Investment Manager employs a bottom-up stock selection process designed to generate alpha through stock selection while maintaining a globally diversified portfolio.

   To lower the risks of foreign investing, such as currency fluctuations, the
Investment Manager generally diversifies the Fund's investments broadly across countries and industries.

Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the
Fund may invest in securities issued by companies from emerging markets.

   Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company
 or other factors such as changing economic, political or financial market conditions.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's
average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest Quarter Return
   2Q 2009   16.33%

 Lowest Quarter Return
   2Q 2010   -12.01%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") .

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Global Institutional | Global Institutional-Global Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGOLX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.34%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(2.34%)	[20]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,472
Annual Return 2009	rr_AnnualReturn2009	21.20%
Annual Return 2010	rr_AnnualReturn2010	16.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Global Institutional | Global Institutional-Global Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Global Institutional | Global Institutional-Global Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Global Institutional | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Mid Cap Value Institutional
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI Mid Cap Value Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Mid Cap Value Institutional Fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range
of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 20 10 , the index consisted of securities of companies with capitalizations that ranged from  $27 million to  $9.7 billion.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small-to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

 Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-888-2461
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return    2Q 2009   24.00%                           Lowest Quarter Return     2Q 2010   -7.44%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ) .
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs" ) .

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Mid Cap Value Institutional | Mid Cap Value Institutional-Mid Cap Value Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVUIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[21]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,173
Annual Return 2009	rr_AnnualReturn2009	41.80%
Annual Return 2010	rr_AnnualReturn2010	17.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Mid Cap Value Institutional | Mid Cap Value Institutional-Mid Cap Value Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Mid Cap Value Institutional | Mid Cap Value Institutional-Mid Cap Value Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Fund Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
Mid Cap Value Institutional | Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2008
All Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI All Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The All Cap Growth Fund seeks long-term growth of
capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least  $ 100 ,000 in the Rydex | SGI Funds, as defined on page [INSERT
PAGE NUMBER] of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying
Shares-Class A Shares" section on page [INSERT PAGE NUMBER] of the Fund's prospectus and the "How to Purchase Shares" section on page 3 7 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, there is no portfolio turnover to report.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page [INSERT PAGE NUMBER] of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Growth Index, which includes companies with micro- to large-capitalizations.

The Fund's investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The
Investment Manager chooses a portfolio of securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of securities, industries, or industry sectors. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies, which have unique proprietary products or profitable market niches and the potential to grow very rapidly. The allocation among micro - to large - capitalization securities can vary, and the
Investment Manager will use the fixed income factors analysis as a guide in determining the allocation of securities among micro - to large - capitalization companies.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund also may invest a portion of its assets in options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to
shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

Foreign Securities Risk. Foreign securities , including investment in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

In vestment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is shown for the Fund
because it had not yet commenced operations as of the date of this prospectus.
Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

All Cap Growth | All Cap Growth - A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[22]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,266
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	611
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	927
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,266
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
All Cap Growth | All Cap Growth - C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[22]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,621
All Cap Growth | All Cap Growth - Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[22]
Total annual fund operating expenses after fee (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,555
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	699
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,555

[1]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).
[2]	Closed to new subscriptions
[3]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[4]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[5]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).
[6]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).
[7]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[8]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).
[9]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).
[10]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[11]	Mid Cap Value Fund pays an advisory fee at an annual rate of 1.00% of the average daily net assets of $200 million or less, plus 0.75% of the average daily net assets of the Fund in excess of $200 million.
[12]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[13]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[14]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).
[15]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).
[16]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).
[17]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[18]	If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See "Waiver of Deferred Sales Charge" for more information.
[19]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).
[20]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).
[21]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).
[22]	The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).